Segment Information (Reconciliation of Operating Profit (Loss) from Segments to Consolidated) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016 [1]	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015 [2]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income	$ 4,248	$ 6,408	$ 6,560	$ 7,131	$ 7,532	$ 5,923	$ 5,773	$ 5,557	$ 24,347	$ 24,785	$ 12,212
Interest expense									4,910	4,120	3,613
Other income (expense) - net									277	(52)	1,581
Equity in net income of affiliates									98	79	175
Segment Contribution	$ 4,248	$ 6,408	$ 6,560	$ 7,131	$ 7,532	$ 5,923	$ 5,773	$ 5,557	19,812	20,692	10,355
Business Solutions
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution									16,826	16,392	15,425
Entertainment Group
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution									6,104	2,000	(1,234)
Consumer Mobility
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution									9,825	9,738	9,050
International
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution									(661)	(488)	153
Segment Contribution
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution									32,094	27,642	23,394
Reconciling Items [Member] | Corporate and Other
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution									(195)	176	263
Reconciling Items [Member] | Merger and intergration charges
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution									(1,203)	(2,072)	(785)
Reconciling Items [Member] | Amortization of intangibles acquired
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution									(5,177)	(2,712)	(487)
Reconciling Items [Member] | Actuarial Gain (Loss)
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution									(1,024)	2,152	(7,869)
Reconciling Items [Member] | Employee separation charges
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution									(344)	(375)	0
Reconciling Items [Member] | Gain On Wireless Spectrum Transactions [Member]
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution									714	0	0
Reconciling Items [Member] | Storm related and other items
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution									(67)	0	0
Reconciling Items [Member] | Asset abandonment and impairments
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution									(390)	(35)	(2,154)
Reconciling Items [Member] | Segment equity in net income (loss) of affiliates
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution									$ (61)	$ 9	$ (150)

[1]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12), asset impairment charge (Note 1) and change in accounting estimate (Note 1).
[2]	Includes an actuarial gain on pension and postretirement benefit plans (Note 12) and asset abandonment charges (Note 6).